Net Loss Per Common Share - Schedule of Diluted Net Loss Per Share Excludes from Dilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Diluted Net Loss Per Share Excludes from Dilutive Securities [Line Items]
Antidilutive securities	7,239,655	9,434,378
Stock options (Treasury stock method) [Member]
Schedule of Diluted Net Loss Per Share Excludes from Dilutive Securities [Line Items]
Antidilutive securities	6,243,258	9,434,378
Warrants [Member]
Schedule of Diluted Net Loss Per Share Excludes from Dilutive Securities [Line Items]
Antidilutive securities	996,397